23. Provision for legal and administrative proceedings (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 16,757,282	R$ 16,278,920
Civil [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,286,252	1,698,901
Labor [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	763,505	678,290
Tax [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	14,528,617	13,832,157
Regulatory [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 178,908	R$ 69,572